Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($)	Oct. 03, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus performance table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of the Company. For further information concerning Verizon’s variable pay-for-performance philosophy and how Verizon aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page 21.

					Average Summary Compensation table total for non-CEO	Average Compensation Actually Paid to non-CEO	Value of initial fixed $100 investment based on:
	Summary Compensation	Summary Compensation	Compensation	Compensation				Peer group		Company Selected
Year[1] (a)	table total for CEO- Schulman[2] ($) (b)	table total for CEO - Vestberg[2] ($) (b)	Actually Paid to CEO - Schulman[3] ($) (c)	Actually Paid to CEO - Vestberg[3] ($)	named executive officers[4] ($) (d)	named executive officers[5] ($) (e)	Total shareholder return[6] ($) (f)	total shareholder return[7] ($) (g)	Net income[8] ($ in millions) (h)	Measure: Adjusted EPS[9] ($) (i)
2025	34,311,016	31,175,022	34,137,740	30,782,479	13,775,705	13,879,507	93.65	213.25	17,608	4.71
2024	0	24,160,024	0	24,752,482	11,676,817	12,151,179	86.02	159.67	17,949	4.59
2023	0	24,129,317	0	17,840,203	10,823,622	7,015,925	76.01	113.86	12,095	4.71
2022	0	19,832,750	0	9,173,486	9,782,141	6,405,568	73.97	73.08	21,748	5.18
2021	0	20,342,871	0	10,522,628	9,282,312	4,091,712	92.47	121.57	22,618	5.50

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
[1]	Mr. Schulman served as CEO from and after October 4, 2025. Mr. Vestberg served as CEO from January 1 through October 3, 2025 and for the entirety of 2024, 2023, 2022 and 2021.

Peer Group Issuers, Footnote [Text Block]
[7]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Telecommunications Services Index, which is the peer group used in the Company’s 2025 Annual Report on Form 10-K for purposes of the stock performance graph pursuant to Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
[3]	The amounts in this column represent the amount of “Compensation Actually Paid” to Messrs. Schulman and Vestberg, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Schulman and Vestberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Schulman and Vestberg’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards[a] ($)	Equity award adjustments[b] ($)	Reported change in the actuarial present value of pension benefits[c] ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)
			Mr. Schulman
2025	34,311,016	32,774,795	32,601,519	0	0	34,137,740
			Mr. Vestberg
2025	31,175,022	25,000,035	24,607,492	0	0	30,782,479
2024	24,160,024	18,000,033	18,592,491	0	0	24,752,482
2023	24,129,317	18,000,042	11,710,928	0	0	17,840,203
2022	19,832,750	14,500,057	3,840,793	0	0	9,173,486
2021	20,342,871	14,500,057	4,679,814	0	0	10,522,628
[a]	This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation table for the applicable year.

[b]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
				Mr. Schulman
2025	32,601,519	0	0	0	0	0	32,601,519
				Mr. Vestberg
2025	24,520,402	1,149,574	0	(1,062,484)	0	0	24,607,492
2024	19,258,843	1,840,288	0	(2,506,640)	0	0	18,592,491
2023	18,922,016	(3,366,909)	0	(3,844,179)	0	0	11,710,928
2022	10,871,633	(6,577,872)	0	(452,969)	0	0	3,840,793
2021	12,793,858	(3,570,518)	0	(4,543,526)	0	0	4,679,814
[c]	Messrs. Schulman and Vestberg are not eligible for pension benefits.

Non-PEO NEO Average Total Compensation Amount			$ 13,775,705	$ 11,676,817	$ 10,823,622	$ 9,782,141	$ 9,282,312
Non-PEO NEO Average Compensation Actually Paid Amount			$ 13,879,507	12,151,179	7,015,925	6,405,568	4,091,712
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[5]	The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Messrs. Schulman and Vestberg), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Messrs. Schulman and Vestberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Messrs. Schulman and Vestberg) for each year to determine the “Compensation Actually Paid”, using the same methodology described above in Note 2 to Item 402(v) of Regulation S-K:

Year	Average reported Summary Compensation table total for non-CEO named executive officers ($)	Average reported value of equity awards ($)	Average equity award adjustments[a] ($)	Average reported change in the actuarial present value of pension benefits ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)
2025	13,775,705	10,687,553	10,792,944	1,588	0	13,879,507
2024	11,676,817	8,000,041	8,475,407	1,004	0	12,151,179
2023	10,823,622	7,600,044	3,793,065	718	0	7,015,925
2022	9,782,141	6,833,403	3,456,829	0	0	6,405,568
2021	9,282,312	6,510,037	1,319,470	33	0	4,091,712
[a]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Average change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2025	10,516,913	531,016	0	(254,985)	0	0	10,792,944
2024	8,536,589	689,621	0	(750,803)	0	0	8,475,407
2023	6,605,811	(1,134,678)	0	(871,555)	(806,513)	0	3,793,065
2022	5,138,130	(1,483,883)	0	(197,419)	0	0	3,456,829
2021	4,859,383	(1,048,432)	0	(1,938,114)	(553,367)	0	1,319,470

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation actually paid versus total shareholder return
Compensation Actually Paid vs. Net Income [Text Block]			Compensation actually paid versus net income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation actually paid versus adjusted EPS
Tabular List [Table Text Block]

For 2025, the most important financial performance measures we used to link executive “Compensation Actually Paid” to the named executive officers to Verizon’s performance are as follows, which are described in more detail in the Compensation Discussion and Analysis and are the performance metrics the Committee chose for Company’s 2025 Long-Term Plan and Short-Term Plan:

•	Adjusted EPS
•	Wireless service revenue
•	Free cash flow
•	Relative TSR
•	Adjusted operating income
•	Cash flow from operations

Total Shareholder Return Amount							92.47	$ 73.97	$ 76.01	$ 86.02	$ 93.65
Peer Group Total Shareholder Return Amount							121.57	$ 73.08	$ 113.86	$ 159.67	$ 213.25
Net Income (Loss) Attributable to Parent			$ 17,608,000,000	$ 17,949,000,000	$ 12,095,000,000	$ 21,748,000,000	$ 22,618,000,000
Company Selected Measure Amount | $ / shares			4.71	4.59	4.71	5.18	5.50
PEO Name	Mr. Schulman	Mr. Vestberg		Mr. Vestberg	Mr. Vestberg	Mr. Vestberg	Mr. Vestberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Wireless service revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted operating income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Cash flow from operations
Average reported value of equity awards | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 10,687,553	$ 8,000,041	$ 7,600,044	$ 6,833,403	$ 6,510,037
Average equity award adjustments | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,792,944	8,475,407	3,793,065	3,456,829	1,319,470
Average reported change in the actuarial present value of pension benefits | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,588	1,004	718	0	33
Average pension benefit adjustments | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0	0
Averageyearendfairvalueofequityawardsgrantedintheyearandoutstandingandunvestedasoftheendoftheyear [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,516,913	8,536,589	6,605,811	5,138,130	4,859,383
Averagechangeinfairvalueofequityawardsgrantedinprioryearsandoutstandingandunvestedasoftheendoftheyear [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			531,016	689,621	(1,134,678)	(1,483,883)	(1,048,432)
Averagefairvalueasofvestingdateofequityawardsgrantedandvestedintheyear [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0	0
Averagechangeinfairvalueofequityawardsgrantedinprioryearsthatvestedintheyear [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(254,985)	(750,803)	(871,555)	(197,419)	(1,938,114)
Averagefairvalueattheendoftheprioryearofequityawardsthatfailedtomeetvestingconditionsintheyear [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(806,513)	0	(553,367)
Averagevalueofdividendsorotherearningspaidonstockoroptionawardsnototherwisereflectedinfairvalueortotalcompensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0	0
Totalaverageequityawardadjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,792,944	8,475,407	3,793,065	3,456,829	1,319,470
Schulman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 34,311,016		34,311,016	0	0	0	0
PEO Actually Paid Compensation Amount	34,137,740		34,137,740	0	0	0	0
Schulman [Member] | Reported value of equity awards | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,774,795
Schulman [Member] | Equity award adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,601,519
Schulman [Member] | Reported change in the actuarial present value of pension benefits | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Pension benefit adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,601,519
Schulman [Member] | Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Fair value as of vesting date of equity awards granted and vested in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Change in fair value of equity awards granted in prior years that vested in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Schulman [Member] | Total equity award adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 32,601,519
Vestberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 31,175,022	31,175,022	24,160,024	24,129,317	19,832,750	20,342,871
PEO Actually Paid Compensation Amount		30,782,479	$ 30,782,479	24,752,482	17,840,203	9,173,486	10,522,628
Vestberg [Member] | Reported value of equity awards | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,000,035		18,000,033	18,000,042	14,500,057	14,500,057
Vestberg [Member] | Equity award adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,607,492		18,592,491	11,710,928	3,840,793	4,679,814
Vestberg [Member] | Reported change in the actuarial present value of pension benefits | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0	0	0
Vestberg [Member] | Pension benefit adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0	0	0
Vestberg [Member] | Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,520,402		19,258,843	18,922,016	10,871,633	12,793,858
Vestberg [Member] | Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,149,574		1,840,288	(3,366,909)	(6,577,872)	(3,570,518)
Vestberg [Member] | Fair value as of vesting date of equity awards granted and vested in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0	0	0
Vestberg [Member] | Change in fair value of equity awards granted in prior years that vested in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,062,484)		(2,506,640)	(3,844,179)	(452,969)	(4,543,526)
Vestberg [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0	0	0
Vestberg [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0	0	0
Vestberg [Member] | Total equity award adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 24,607,492		$ 18,592,491	$ 11,710,928	$ 3,840,793	$ 4,679,814